Loans and Allowance for Credit Losses - Non-accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Total Non-accrual	$ 2,537	$ 6,294
90 Days Past Due And Still Accruing	210	119
Commercial, financial, and agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Total Non-accrual	923	2,228
90 Days Past Due And Still Accruing	0	0
Real estate construction − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Total Non-accrual	454	432
90 Days Past Due And Still Accruing	0	0
Real Estate Construction - Commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Total Non-accrual	49	69
90 Days Past Due And Still Accruing	0	0
Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Total Non-accrual	963	587
90 Days Past Due And Still Accruing	207	115
Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Total Non-accrual	138	2,978
90 Days Past Due And Still Accruing	0	0
Installment and other consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Total Non-accrual	10	0
90 Days Past Due And Still Accruing	3	4
Non-performing TDRs - 90 days past due
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	2,368
Non-accrual with Allowance	2,537	3,926
Total Non-accrual	2,537	6,294
90 Days Past Due And Still Accruing	210	119
Total Non-performing Loans	2,747	6,413
Non-performing TDRs - 90 days past due | Commercial, financial, and agricultural
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	0
Non-accrual with Allowance	923	2,228
Total Non-accrual	923	2,228
90 Days Past Due And Still Accruing	0	0
Total Non-performing Loans	923	2,228
Non-performing TDRs - 90 days past due | Real estate construction − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	0
Non-accrual with Allowance	454	432
Total Non-accrual	454	432
90 Days Past Due And Still Accruing	0	0
Total Non-performing Loans	454	432
Non-performing TDRs - 90 days past due | Real Estate Construction - Commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	0
Non-accrual with Allowance	49	69
Total Non-accrual	49	69
90 Days Past Due And Still Accruing	0	0
Total Non-performing Loans	49	69
Non-performing TDRs - 90 days past due | Real estate mortgage − residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	0
Non-accrual with Allowance	963	587
Total Non-accrual	963	587
90 Days Past Due And Still Accruing	207	115
Total Non-performing Loans	1,170	702
Non-performing TDRs - 90 days past due | Real estate mortgage − commercial
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	2,368
Non-accrual with Allowance	138	610
Total Non-accrual	138	2,978
90 Days Past Due And Still Accruing	0	0
Total Non-performing Loans	138	2,978
Non-performing TDRs - 90 days past due | Installment and other consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual with no Allowance	0	0
Non-accrual with Allowance	10	0
Total Non-accrual	10	0
90 Days Past Due And Still Accruing	3	4
Total Non-performing Loans	$ 13	$ 4